Directors' Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Salaries /Social Welfare [Abstract]
Salaries	$ 975,370	$ 1,427,300	$ 847,554
Social Welfare	1,055	1,122	1,006
Yan Keyan [Member]
Salaries /Social Welfare [Abstract]
Salaries	389,826	739,350	304,050
Social Welfare	1,055	1,122	1,006
Lixia Tu [Member]
Salaries /Social Welfare [Abstract]
Salaries	232,144	296,100	233,854
John Sano [Member]
Salaries /Social Welfare [Abstract]
Salaries	18,600	23,050	43,950
Themis Kalapotharakos [Member]
Salaries /Social Welfare [Abstract]
Salaries	148,800	161,350	87,900
Matthew Los [Member]
Salaries /Social Welfare [Abstract]
Salaries	148,800	161,350	87,900
Zhongmin Zhang [Member]
Salaries /Social Welfare [Abstract]
Salaries	18,600	23,020	43,950
Yuet Mei Chan [Member]
Salaries /Social Welfare [Abstract]
Salaries	$ 18,600	$ 23,020	$ 43,950